Other Gains and Losses, and Litigation (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Analysis of income and expense [abstract]
Other gains and litigation	€ 442	€ 73	€ 38